Investment Objectives and Goals - FT Vest U.S. Equity Uncapped Accelerator ETF - July	Jul. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Uncapped Accelerator ETF – July (UXJL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Uncapped Accelerator ETF – July (the “Fund”) is to seek to provide investors with the potential for a rate of return that outperforms the positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), if a performance threshold is exceeded by the Underlying ETF as described below, over the period from July 21, 2025 through July 17, 2026.